Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Intermediate Fund))	0 Months Ended
Dec. 29, 2011
Barclays Capital 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
Class A
Average Annual Return:
1 Year	(1.01%)
5 Years	3.01%
10 Years	4.17%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(1.01%)
5 Years	3.01%
10 Years	4.17%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.54%
5 Years	3.12%
10 Years	4.16%
Class B
Average Annual Return:
1 Year	(0.84%)
5 Years	2.73%
10 Years	4.01%
Class C
Average Annual Return:
1 Year	0.05%
5 Years	2.73%
10 Years	3.59%